UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       CDC Investment Management Corporation
Address:    9 West 57th Street
            35th Floor
            New York, NY 10019

Form 13F File Number:  28-05765

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Peter Paterno
Title:   Chief Operating Officer
Phone:   (212) 891-1802

Signature, Place, and Date of Signing:

C. Peter Paterno		New York, NY		5/30/00
Signature			City, State		Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $200,918
                                          (thousands)


List of Other Included Managers:    NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                Form 13F INFORMATION TABLE

                                                              VALUE      SHARES/   SH/   INVEST  OTHER   VOTING AUTH'TY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x $1000)    PRN AMT   PRN   DISCRES MNGRS        SOLE
-------------------------       --------------   ---------  ---------    -------   ----  ------- -----    --------------
ABBOTT LABORATORIES               COM            002824100        2032      57500   SH     SOLE    N/A             57500
ADAPTEC INC                       COM            00651F108         926      23100   SH     SOLE    N/A             23100
ADC TELECOMMUNICATIONS INC        COM            000886101        1279      25002   SH     SOLE    N/A             25002
ADOBE SYS INC                     COM            00724F101        1314      12000   SH     SOLE    N/A             12000
AMERICA ONLINE INC DEL            COM            02364J104        2242      33900   SH     SOLE    N/A             33900
AMERICAN EXPRESS CO               COM            025816109         790       5300   SH     SOLE    N/A              5300
AMERICAN GENERAL CORP             COM            026351106         919      16300   SH     SOLE    N/A             16300
AMERICAN HOME PRODUCTS COR        COM            026609107        1609      30400   SH     SOLE    N/A             30400
AMERICAN INTL GROUP INC           COM            026874107        4503      41240   SH     SOLE    N/A             41240
ANHEUSER BUSCH COS INC            COM            035229103        1645      26000   SH     SOLE    N/A             26000
APPLE COMPUTER                    COM            037833100        2226      17000   SH     SOLE    N/A             17000
APPLIED MATERIALS INC             COM            038222105        1573      16800   SH     SOLE    N/A             16800
AT + T CORP                       COM            001957109        1778      31286   SH     SOLE    N/A             31286
ATLANTIC RICHFIELD CO             COM            048825103         899      10700   SH     SOLE    N/A             10700
BALL CORP                         COM            058498106         487      14500   SH     SOLE    N/A             14500
BANK AMER CORP                    COM            060505104         257       4900   SH     SOLE    N/A              4900
BELL ATLANTIC CORP                COM            077853109         887      14500   SH     SOLE    N/A             14500
BELLSOUTH CORP                    COM            079860102         244       5200   SH     SOLE    N/A              5200
BESTFOODS                         COM            08658U101         764      16300   SH     SOLE    N/A             16300
BRISTOL MYERS SQUIBB CO           COM            110122108        1979      34400   SH     SOLE    N/A             34400
CARDINAL HEALTH INC               COM            14149Y108        1817      39700   SH     SOLE    N/A             39700
CHASE MANHATTAN CORP NEW          COM            16161A108        2228      25600   SH     SOLE    N/A             25600
CISCO SYS INC                     COM            17275R102        8375     110600   SH     SOLE    N/A            110600
CITIGROUP INC                     COM            172967101        5135      86450   SH     SOLE    N/A             86450
CLOROX CO                         COM            189054109         592      18200   SH     SOLE    N/A             18200
COCA COLA ENTERPRISES INC         COM            191219104        1607      74400   SH     SOLE    N/A             74400
COCA-COLA CO                      COM            191216100        2039      42800   SH     SOLE    N/A             42800
COMCAST CORP                      CL A SPL       200300200        2200      53100   SH     SOLE    N/A             53100
COMPAQ COMPUTER CORP              COM            204493100        1341      49800   SH     SOLE    N/A             49800
COMPUTER ASSOCIATES INTERNATIONAL COM            204912109        1623      27900   SH     SOLE    N/A             27900
COMPUWARE CORP                    COM            205638109        1134      53900   SH     SOLE    N/A             53900
COMVERSE TECHNOLOGY INC           COM PAR $0.10  205862402         991       5500   SH     SOLE    N/A              5500
CORNING INC                       COM            219350105        1748       9100   SH     SOLE    N/A              9100
DELL COMPUTER CORP                COM            247025109        1412      26500   SH     SOLE    N/A             26500
DELTA AIR LINES INC DE            COM            247361108         945      17900   SH     SOLE    N/A             17900
DISNEY (WALT) CO                  COM DISNEY     254687106         236       5700   SH     SOLE    N/A              5700
DOW CHEM CO                       COM            260543103         818       7100   SH     SOLE    N/A              7100
E M C CORP MASS                   COM            268648102        3075      24200   SH     SOLE    N/A             24200
ELECTRONIC DATA SYS CORP N        COM            285661104         866      13200   SH     SOLE    N/A             13200
ENRON CORP                        COM            293561106        1861      25300   SH     SOLE    N/A             25300
EXXON MOBIL CORP                  COM            30231G102        5076      64932   SH     SOLE    N/A             64932
FEDERAL NATL MTG ASSN             COM            313586109        2374      42200   SH     SOLE    N/A             42200
FEDERATED DEPT STORES INC         COM            31410H101         861      20200   SH     SOLE    N/A             20200
FIFTH THIRD BANCORP               COM            316773100        1196      19200   SH     SOLE    N/A             19200
FLEETBOSTON FINL CORP             COM            339030108        1998      54929   SH     SOLE    N/A             54929
FMC CORP                          COM NEW        302491303         701      12400   SH     SOLE    N/A             12400
GATEWAY INC                       COM            367626108         965      18000   SH     SOLE    N/A             18000
GENERAL ELEC CO                   COM            369604103        8116      51800   SH     SOLE    N/A             51800
GENERAL MOTORS CORP               COM            370442105        1490      18100   SH     SOLE    N/A             18100
GEORGIA PAC CORP                  COM GA PAC GRP 373298108        1759      45100   SH     SOLE    N/A             45100
GLOBAL CROSSING LTD               COM            G3921A100         499      12200   SH     SOLE    N/A             12200
GTE CORPORATION                   COM            362320103        3724      52500   SH     SOLE    N/A             52500
HARRAHS ENTERTAINMENT             COM            413619107         575      31600   SH     SOLE    N/A             31600
HEWLETT-PACKARD Co                COM            428236103         331       2500   SH     SOLE    N/A              2500
HOME DEPOT INC                    COM            437076102        2192      33450   SH     SOLE    N/A             33450
INTEL CORP                        COM            458140100        7176      55292   SH     SOLE    N/A             55292
INTERNATIONAL BUSINESS MAC        COM            459200101        3563      29700   SH     SOLE    N/A             29700
INTERNATIONAL PAPER INC           COM            460146103         953      23000   SH     SOLE    N/A             23000
INTERPUBLIC GROUP COS INC         COM            460690100         800      16800   SH     SOLE    N/A             16800
JOHNSON + JOHNSON                 COM            478160104        1482      21100   SH     SOLE    N/A             21100
JOHNSON CTLS INC                  COM            478366107        1171      21700   SH     SOLE    N/A             21700
LEXMARK INTERNATIONAL GROUP INC   CL A           529771107        1158      11100   SH     SOLE    N/A             11100
LOWES COS INC                     COM            548661107        1158      19900   SH     SOLE    N/A             19900
LSI LOGIC CORP                    COM            502161102        2182      31600   SH     SOLE    N/A             31600
LUCENT TECHNOLOGIES INC           COM            549463107        2171      35662   SH     SOLE    N/A             35662
MCI WORLDCOM INC                  COM            55268B106        2164      49047   SH     SOLE    N/A             49047
MEDIAONE GROUP INC                COM            58440J104        3863      47800   SH     SOLE    N/A             47800
MELLON FINL CORP                  COM            58551A108         858      29100   SH     SOLE    N/A             29100
MERCK + CO INC                    COM            589331107        3734      59300   SH     SOLE    N/A             59300
MICROSOFT CORP                    COM            594918104        9188      87500   SH     SOLE    N/A             87500
MINNESOTA MNG + MFG CO            COM            604059105        1982      22300   SH     SOLE    N/A             22300
MORGAN STANLEY DEAN WITTER        COM NEW        617446448        2571      31300   SH     SOLE    N/A             31300
MOTOROLA INC                      COM            620076109        2473      17287   SH     SOLE    N/A             17287
NABISCO HLDGS CORP                CL A           629526104         714      22500   SH     SOLE    N/A             22500
NATIONAL SEMICONDUCTOR COR        COM            637640103        1872      31600   SH     SOLE    N/A             31600
NEW YORK TIMES CO                 CL A           650111107         727      17000   SH     SOLE    N/A             17000
NORTEL NETWORKS CORPORATION       COM            656569100         504       4000   SH     SOLE    N/A              4000
NORTHROP GRUMAN CORP              COM            666807102         746      14100   SH     SOLE    N/A             14100
ORACLE CORP                       COM            68389X105        3583      45800   SH     SOLE    N/A             45800
PFIZER INC                        COM            717081103        1604      43900   SH     SOLE    N/A             43900
PHILIP MORRIS COS INC             COM            718154107         705      33300   SH     SOLE    N/A             33300
PROCTER + GAMBLE CO               COM            742718109         918      16100   SH     SOLE    N/A             16100
QUAKER OATS CO                    COM            747402105         620      10200   SH     SOLE    N/A             10200
QULACOMM INC                      COM            747525103         299       2000   SH     SOLE    N/A              2000
ROYAL DUTCH PETE CO               COM            780257804        2249      39000   SH     SOLE    N/A             39000
SBC COMMUNICATIONS INC            COM            78387G103        1383      33050   SH     SOLE    N/A             33050
SCIENTIFIC ATLANTA INC            COM            808655104        1775      28000   SH     SOLE    N/A             28000
SPRINT CORP                       PCS COM SER 1  852061506        1813      27900   SH     SOLE    N/A             27900
SPX CORP                          COM            784635104        1169      10400   SH     SOLE    N/A             10400
SUN MICROSYSTEMS INC              COM            866810104        3374      36100   SH     SOLE    N/A             36100
TANDY CORP                        COM            875382103        1018      19900   SH     SOLE    N/A             19900
TELLABS INC                       COM            879664100         823      13400   SH     SOLE    N/A             13400
TEXACO INC                        COM            881694103        1751      32200   SH     SOLE    N/A             32200
TEXAS INSTRUMENTS INC             COM            882508104        1985      12300   SH     SOLE    N/A             12300
TIME WARNER INC                   COM            887315109        3271      34200   SH     SOLE    N/A             34200
TOSCO CORP                        COM            891490302        1096      35400   SH     SOLE    N/A             35400
TRICON GLOBAL RESTAURANTS INC     COM            895953107         771      25300   SH     SOLE    N/A             25300
TYCO INTL LTD NEW                 COM            902124106        2623      52600   SH     SOLE    N/A             52600
UNION CARBIDE CORP                COM            905581104        1287      22200   SH     SOLE    N/A             22200
UNITED PARCEL SVC INC             CL B           911312106         589       9700   SH     SOLE    N/A              9700
UNITED TECHNOLOGIES CORP          COM            913017109        1973      31700   SH     SOLE    N/A             31700
WAL MART STORES INC               COM            931142103        5012      87700   SH     SOLE    N/A             87700
WARNER LAMBERT CO                 COM            934488107        3333      34500   SH     SOLE    N/A             34500
WELLS FARGO + CO NEW              COM            949746101        1781      44400   SH     SOLE    N/A             44400
YAHOO INC                         COM            984332106         648       3800   SH     SOLE    N/A              3800